Letter of credit - Additional Information (Details) - Letter of Credit Agreement - USD ($) $ in Millions	Apr. 19, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Interest rate	0.75%
Maximum
Line of Credit Facility [Line Items]
Aggregate amount	$ 2.5
Unused lines of Credit
Line of Credit Facility [Line Items]
Unused balance		$ 2.5	$ 2.5	$ 2.5